Segment reporting and information on geographical areas	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Segment reporting and information on geographical areas

5. Segment reporting and information on geographical areas

In accordance with IFRS 8 (Operating Segments), the Group’s operating segments are based on the management approach. Accordingly, segments must be classified and disclosures for these segments must be made based on the criteria used internally by the chief operating decision maker (CODM) for the allocation of resources and the evaluation of performance by the components of the entity. The CODM is the Management Board (refer to Note 37) collectively which allocates resources and evaluates segment performance based on the Management Board reports submitted to it. The segment reporting below was prepared in accordance with this definition. The CODM uses Operating profit/loss as the primary profitability measure to evaluate performance of the Group’s operating segments.

Segment results are as follows for the year ended December 31, 2023:

	For the year ended December 31, 2023
€ thousand	AIR	SPACE	Not allocated	Group
Revenue	0	5,390	0	5,390
Operating income/(loss)	(16,672)	(53,984)	(8,507)	(79,163)
Financial income				911
Financial costs				(16,035)
Net foreign exchange gain/(loss)				562
Financial result				(14,562)
Share of profit of equity-accounted investees, net of tax				(355)
Profit/(loss) before tax				(94,080)
Income tax expense				552
Consolidated net profit/(loss)				(93,528)

Segment results are as follows for the year ended December 31, 2022:

	For the year ended December 31, 2022
€ thousand	AIR	SPACE	Not allocated	Group
Revenue	1,384	3,038	0	4,422
Operating profit/loss	(20,929)	(46,773)	(6,088)	(73,790)
Interest and similar expenses				(2,545)
Net foreign currency gain/(loss)				2,574
Net finance income/(costs)				29
Share of profit of equity-accounted investees, net of tax				(45)
Profit/(loss) before tax				(73,806)
Income tax expense				24
Consolidated net profit/(loss)				(73,782)

Segment results are as follows for the year ended December 31, 2021:

	For the year ended December 31, 2021
€ thousand	AIR	SPACE	Not allocated	Group
Revenue	0	2,355	0	2,355
Operating profit/loss	(10,793)	(30,082)	(1,489)	(42,364)
Interest and similar income				(2,148)
Net foreign currency gain/(loss)				826
Net finance income/(costs)				(1,322)
Profit/(loss) before tax				(43,686)
Income tax expense				(1,791)
Consolidated net profit/(loss)				(45,477)

"Not allocated" costs include the following:

	For the year ended
€ thousand	December 31, 2023	December 31, 2022	December 31, 2021
D&O insurance and other costs related the stock listing	3,796	4,715	682
Costs related to financing acitivities	2,649	0	0
Cost for the audit of the financial statements	1,568	951	538
Supervisory Board remuneration	494	422	269
Total not allocated costs	8,507	6,088	1,489

Segment AIR

The segment AIR includes the Group’s HAWK terminals and related services.

The segment AIR result includes:

	For the year ended
€ thousand	December 31, 2023	December 31, 2022	December 31, 2021
Impairment of intangible assets	3,308	0	0
Impairment of property, plant and equipment	1,172	0	0
Write-downs of inventories	9,592	1,500	0
Segment AIR - Total impairment and write-downs	14,072	1,500	0

The impairment losses of intangible assets as well as property, plant and equipments are described in more detail in the Note 17 and Note 18. The write-downs of inventories are described in more detail in Note 8 and Note 21.

During the year ended December 31, 2023, depreciation and amortization included in the segment AIR amounts to €352 thousand (2022: €1,948 thousand; 2021: €1,221 thousand).

Segment SPACE

The segment SPACE includes the Group’s CONDOR terminals and related services.

The segment SPACE result includes:

	For the year ended
€ thousand	December 31, 2023	December 31, 2022	December 31, 2021
Impairment of intangible assets	0	1,531	0
Write-downs of inventories	783	5,983	2,501
Impairment loss on trade receivables	337	0	0
Segment SPACE - Total impairment and write-downs	1,120	7,514	2,501

The impairment losses of intangible assets is described in more detail in the Note 17. The write-downs of inventories are described in more detail in Note 8 and Note 21. The impairment loss on trade receivables is described in Note 22.

During the year ended December 31, 2023, depreciation and amortization included in the segment SPACE amounts to €6,790 thousand (2022: €4,510 thousand; 2021: €3,297 thousand).

Geographical regions of non-current assets

Non-current assets are allocated to the location of the respective asset:

	For the year ended
€ thousand	December 31, 2023	December 31, 2022	December 31, 2021
Germany
Intangible assets	13,336	18,058	19,969
Property, plant, and equipment	20,007	18,589	14,490
Right-of-use assets	24,497	6,447	6,053
Total - Germany	57,840	43,094	40,512
USA
Property, plant, and equipment	2,929	3,720	2,278
Right-of-use assets	1,671	2,335	2,774
Total - USA	4,600	6,055	5,052
Total	62,440	49,149	45,564